Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 25, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Contributions		$ 11,607,000	$ 1,855,905
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 5,956,389
Withdrawls	$ 1,915,681